GOLDMAN SACHS TRUST

GOLDMAN SACHS CONSERVATIVE STRATEGY PORTFOLIO
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Class A Shares

____________________

Supplement dated September 24, 2001 to
Statement of Additional Information dated May 1, 2001

The following paragraph is added to the section titled “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends (Class A Shares, Class B Shares and Class C Shares Only)”:

You may purchase Class A Shares of the Funds without an initial sales charge or a CDSC using the proceeds from shares redeemed from a registered open-end management investment company that is neither (i) a money market fund nor (ii) distributed or managed by Goldman Sachs or its affiliates (“Eligible Funds”). To qualify for this waiver all of the following conditions must be met:

(1)	The redemption of the Eligible Fund shares must be within 60 days of the purchase of the Class A Shares of the Funds;

(2)	Your broker must have entered into an agreement with Goldman Sachs concerning this sales charge waiver;

(3)	Purchases of Class A Shares must be made through your broker and the waiver must be requested when the purchase order is placed;

(4)	The proceeds used to purchase Class A Shares may not be from the redemption of money market fund shares;

(5)	If you use your redemption proceeds to purchase shares of a money market fund of the Trust, a subsequent exchange of those money market fund shares for Class A Shares of the Funds will be subject to a sales charge; and

(6)	The Distributor may require evidence of your qualification for this waiver.

GOLDMAN SACHS TRUST

GOLDMAN SACHS CORESM TAX-MANAGED EQUITY FUND

Class A Shares

____________________

Supplement dated September 24, 2001 to
Statement of Additional Information dated May 1, 2001

The following paragraph is added to the section titled “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends (Class A Shares, Class B Shares and Class C Shares Only)”:

You may purchase Class A Shares of the Fund without an initial sales charge or a CDSC using the proceeds from shares redeemed from a registered open-end management investment company that is neither (i) a money market fund nor (ii) distributed or managed by Goldman Sachs or its affiliates (“Eligible Funds”). To qualify for this waiver all of the following conditions must be met:

(1)	The redemption of the Eligible Fund shares must be within 60 days of the purchase of the Class A Shares of the Fund;

(2)	Your broker must have entered into an agreement with Goldman Sachs concerning this sales charge waiver;

(3)	Purchases of Class A Shares must be made through your broker and the waiver must be requested when the purchase order is placed;

(4)	The proceeds used to purchase Class A Shares may not be from the redemption of money market fund shares;

(5)	If you use your redemption proceeds to purchase shares of a money market fund of the Trust, a subsequent exchange of those money market fund shares for Class A Shares of the Fund will be subject to a sales charge; and

(6)	The Distributor may require evidence of your qualification for this waiver.

GOLDMAN SACHS TRUST

GOLDMAN SACHS DOMESTIC EQUITY FUNDS
GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS

Class A Shares

____________________

Supplement dated September 24, 2001 to
Statement of Additional Information dated December 29, 2000

The following paragraph is added to the section titled “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends (Class A Shares, Class B Shares and Class C Shares Only)”:

You may purchase Class A Shares of the Funds without an initial sales charge or a CDSC using the proceeds from shares redeemed from a registered open-end management investment company that is neither (i) a money market fund nor (ii) distributed or managed by Goldman Sachs or its affiliates (“Eligible Funds”). To qualify for this waiver all of the following conditions must be met:

(1)	The redemption of the Eligible Fund shares must be within 60 days of the purchase of the Class A Shares of the Funds;

(2)	Your broker must have entered into an agreement with Goldman Sachs concerning this sales charge waiver;

(3)	Purchases of Class A Shares must be made through your broker and the waiver must be requested when the purchase order is placed;

(4)	The proceeds used to purchase Class A Shares may not be from the redemption of money market fund shares;

(5)	If you use your redemption proceeds to purchase shares of a money market fund of the Trust, a subsequent exchange of those money market fund shares for Class A Shares of the Funds will be subject to a sales charge; and

(6)	The Distributor may require evidence of your qualification for this waiver.

GOLDMAN SACHS TRUST

GOLDMAN SACHS FIXED INCOME FUNDS

Class A Shares

____________________

Supplement dated September 24, 2001 to
Statement of Additional Information dated March 1, 2001

The following paragraph is added to the section titled “Other Information Regarding Purchases, Redemptions, Exchanges and Dividends (Class A Shares, Class B Shares and Class C Shares Only)”:

You may purchase Class A Shares of the Funds without an initial sales charge or a CDSC using the proceeds from shares redeemed from a registered open-end management investment company that is neither (i) a money market fund nor (ii) distributed or managed by Goldman Sachs or its affiliates (“Eligible Funds”). To qualify for this waiver all of the following conditions must be met:

(1)	The redemption of the Eligible Fund shares must be within 60 days of the purchase of the Class A Shares of the Funds;

(2)	Your broker must have entered into an agreement with Goldman Sachs concerning this sales charge waiver;

(3)	Purchases of Class A Shares must be made through your broker and the waiver must be requested when the purchase order is placed;

(4)	The proceeds used to purchase Class A Shares may not be from the redemption of money market fund shares;

(5)	If you use your redemption proceeds to purchase shares of a money market fund of the Trust, a subsequent exchange of those money market fund shares for Class A Shares of the Funds will be subject to a sales charge; and

(6)	The Distributor may require evidence of your qualification for this waiver.

GOLDMAN SACHS TRUST

GOLDMAN SACHS GLOBAL CONSUMER GROWTH FUND
GOLDMAN SACHS GLOBAL FINANCIAL SERVICES FUND
GOLDMAN SACHS GLOBAL HEALTH SCIENCES FUND
GOLDMAN SACHS GLOBAL INFRASTRUCTURE AND RESOURCES FUND
GOLDMAN SACHS GLOBAL TECHNOLOGY FUND

Class A Shares

____________________

Supplement dated September 24, 2001 to
Statement of Additional Information dated February 5, 2001
(revised on March 30, 2001)

The following paragraph is added to the section titled “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends (Class A Shares, Class B Shares and Class C Shares Only)”:

You may purchase Class A Shares of the Funds without an initial sales charge or a CDSC using the proceeds from shares redeemed from a registered open-end management investment company that is neither (i) a money market fund nor (ii) distributed or managed by Goldman Sachs or its affiliates (“Eligible Funds”). To qualify for this waiver all of the following conditions must be met:

(1)	The redemption of the Eligible Fund shares must be within 60 days of the purchase of the Class A Shares of the Funds;

(2)	Your broker must have entered into an agreement with Goldman Sachs concerning this sales charge waiver;

(3)	Purchases of Class A Shares must be made through your broker and the waiver must be requested when the purchase order is placed;

(4)	The proceeds used to purchase Class A Shares may not be from the redemption of money market fund shares;

(5)	If you use your redemption proceeds to purchase shares of a money market fund of the Trust, a subsequent exchange of those money market fund shares for Class A Shares of the Funds will be subject to a sales charge; and

(6)	The Distributor may require evidence of your qualification for this waiver.

GOLDMAN SACHS TRUST

GOLDMAN SACHS SPECIALTY FUNDS

GOLDMAN SACHS INTERNET TOLLKEEPER FUNDSM
GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Class A Shares

____________________

Supplement dated September 24, 2001 to
Statement of Additional Information dated May 1, 2001

The following paragraph is added to the section titled “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends (Class A Shares, Class B Shares and Class C Shares Only)”:

You may purchase Class A Shares of the Funds without an initial sales charge or a CDSC using the proceeds from shares redeemed from a registered open-end management investment company that is neither (i) a money market fund nor (ii) distributed or managed by Goldman Sachs or its affiliates (“Eligible Funds”). To qualify for this waiver all of the following conditions must be met:

(1)	The redemption of the Eligible Fund shares must be within 60 days of the purchase of the Class A Shares of the Funds;

(2)	Your broker must have entered into an agreement with Goldman Sachs concerning this sales charge waiver;

(3)	Purchases of Class A Shares must be made through your broker and the waiver must be requested when the purchase order is placed;

(4)	The proceeds used to purchase Class A Shares may not be from the redemption of money market fund shares;

(5)	If you use your redemption proceeds to purchase shares of a money market fund of the Trust, a subsequent exchange of those money market fund shares for Class A Shares of the Funds will be subject to a sales charge; and

(6)	The Distributor may require evidence of your qualification for this waiver.